Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		$ 43,995
Depreciation	$ 920	4,711	$ 595
Impairment		12,900
Ending Balance		5,063	43,995
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		45,293
Additions		150	5,295
Acquisitions			39,022
Foreign currency translation		(219)	976
Ending Balance		18,996	45,293
Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		26,228
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		(1,298)
Depreciation		2,125	1,306
Impairment		12,874
Foreign currency translation		(20)	(8)
Ending Balance		(13,933)	(1,298)
Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		(2,344)
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		8,255
Ending Balance		5,063	8,255
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		8,386
Additions		150	5,295
Acquisitions			2,977
Foreign currency translation		(25)	114
Ending Balance		5,445	8,386
Brands and Trademarks | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		3,066
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		(131)
Depreciation		441	132
Foreign currency translation			(1)
Ending Balance		(382)	(131)
Brands and Trademarks | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		(190)
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		13,551
Ending Balance			13,551
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		13,551
Acquisitions			13,551
Ending Balance		13,551	13,551
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Depreciation		677
Impairment		12,874
Ending Balance		(13,551)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		18,602
Ending Balance			18,602
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		19,578
Acquisitions			18,855
Foreign currency translation		(163)	723
Ending Balance			19,578
Customer Relationships | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		19,415
Customer Relationships | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		(976)
Depreciation		842	982
Foreign currency translation		(17)	(6)
Ending Balance			(976)
Customer Relationships | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		(1,801)
Other
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		3,587
Ending Balance			3,587
Other | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		3,778
Acquisitions			3,639
Foreign currency translation		(31)	139
Ending Balance			3,778
Other | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		3,747
Other | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		(191)
Depreciation		165	192
Foreign currency translation		(3)	(1)
Ending Balance			$ (191)
Other | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition		$ (353)